Financing Receivables Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
The Company's total financing receivables as of December 31, 2014 and 2013 consisted of the following:

Balance Sheet Classification	December 31, 2014	December 31, 2013
	(Dollars in millions)
Accounts receivable, net	$—	$0.1
Investments and other assets	347.2	351.7
Total financing receivables	$347.2	$351.8